SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 3,465,870	$ 262,345	$ 1,390,928
Payables to an investment partner	43,003,867	30,103,441
Accrued salaries and bonus	596,665	688,220	173,435
Other accrued expenses	1,338,372	45,000	9,220
Total	$ 48,404,774	$ 31,099,006	$ 1,573,583